Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Dividend Incomes from the Equity Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	₩ 699	₩ 2,774
From the equity securities held	85,826	44,995
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	3,597	1,999
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	19,724	14,498
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	0	110
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	699	2,774
From the equity securities held	₩ 62,505	₩ 28,388